Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF

April 30, 2024 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 99.2%

Energy - 5.6%
Cameco Corp. (Canada)	3,082	$140,632
EnLink Midstream LLC*	10,904	149,603
Total Energy		290,235
Industrials - 32.5%
ABB Ltd. (Switzerland)	2,378	116,125
Array Technologies, Inc.*	3,737	46,115
Chart Industries, Inc.*	784	112,943
Fluence Energy, Inc.*	7,799	139,134
GE Vernova, Inc.*	766	117,742
Hubbell, Inc.	170	62,988
Nexans SA (France)	1,542	165,221
NEXTracker, Inc. Class A*	2,880	123,235
nVent Electric PLC	682	49,152
Plug Power, Inc.*	13,627	31,478
Prysmian SpA (Italy)	2,856	155,993
Shoals Technologies Group, Inc. Class A*	4,643	39,233
Sungrow Power Supply Co., Ltd. Class A (China)	4,800	68,505
Sunrun, Inc.*	10,875	111,904
Vestas Wind Systems A/S (Denmark)*	7,545	203,391
Xylem, Inc.	1,008	131,746
Total Industrials		1,674,905
Information Technology - 22.3%
Enphase Energy, Inc.*	3,193	347,271
First Solar, Inc.*	2,571	453,267
Infineon Technologies AG (Germany)	3,259	113,800
SolarEdge Technologies, Inc.*	1,796	105,335
TE Connectivity Ltd.	899	127,191
Total Information Technology		1,146,864
Materials - 1.9%
MP Materials Corp.*	6,117	97,872
Utilities - 36.9%
AES Corp. (The)	7,589	135,843
Atlantica Sustainable Infrastructure PLC (Spain)	3,364	65,833
Clearway Energy, Inc. Class C	4,160	97,261
Consolidated Edison, Inc.	1,912	180,493
Constellation Energy Corp.	492	91,483
EDP - Energias de Portugal SA (Portugal)*	32,763	123,286
EDP Renovaveis SA (Spain)	3,299	45,311
Entergy Corp.	857	91,416
Fortum OYJ (Finland)	12,265	162,045
Iberdrola SA (Spain)	15,218	186,930
NextEra Energy, Inc.	2,395	160,393
Orsted AS (Denmark)*(1)	2,706	149,337
Redeia Corp. SA (Spain)	5,971	99,726
RWE AG (Germany)	2,333	81,242
Southern Co. (The)	1,385	101,798
SSE PLC (United Kingdom)	6,170	128,482
Total Utilities		1,900,879

TOTAL INVESTMENTS - 99.2%
(Cost $5,244,032)		5,110,755
Other Assets in Excess of Liabilities - 0.8%		40,804
Net Assets - 100.0%		$5,151,559

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2024, the aggregate value of these securities was $149,337, or 2.9% of net assets.

Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF (continued)

April 30, 2024 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,110,755	$—	$—	$5,110,755
Total	$5,110,755	$—	$—	$5,110,755